UNITED STATES


SECURITIES AND EXCHANGE COMMISSION



Washington, D.C. 20549











FORM 24F-2



Annual Notice of Securities Sold



Pursuant to Rule 24f-2











1 . Name and address of issuer:



Holland Series Fund, Inc.
375 Park Avenue
New York, New York 10152


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): //

Fund Name:
Holland Balanced Fund


3. Investment Company Act File Number:



811-09060


Securities Act File Number



033-95026






4(a).  Last day of fiscal year for which this Form is filed:



09/30/2013






4(b). Check box if this Form is being filed late (ie., more than 90 calendar days after the end of the fiscal year). (See Instruction A.2)
//




4(c). Check box if this is the last time the issuer will be filing this Form.
//





5.  Calculation of registration fee:


(i)
Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):


$1,239,838




(ii)
Aggregate price of securities redeemed or repurchased during the fiscal year:



$(2,695,505)




(iii)
Aggregate price of securities redeemed or repurchased



during any prior fiscal year ending no earlier than October


11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$(38,372,488)




(iv)
Total available redemption credits [add Item 5(ii) and 5(iii)]:
$(41,067,693)




(v)
Net sales - If Item 5(i) is greater than Item 5(iv)



[subtract Item 5(iv) from Item 5(i)]:

$0




(vi)
Redemption credits available for use in future years

$(39,827,855)

- if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:




(vii)
Multiplier for determining registration fee (See



Instruction C.9):
X
$0.0001288




(viii)
Registration fee due [multiply Item 5(v) by Item



 5(vii)] (enter 'O' if no fee is due):
=
$0



6. Prepaid Shares



If the response to item 5(i) was determined by deducting an amount of securities that were registered
under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
If there is a number of shares
or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future
fiscal years, then state that number here:              .



7. 'Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
 (see Instruction D):



+
$0




8. Total of the amount of the registration fee due plus any interest due [line 5(vii) plus line 7]:


=
$0







9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:




Method of Delivery:




// Wire Transfer



     Mail or other means



SIGNATURES






This report has been signed below by the following persons on behalf of the SPDR Series Trust and in the capacities and on the dates indicated.





By (Signature and Title.)
   /s/ Michael F. Holland



Michael F. Holland



Chairman






Date: 12/18/13